Leases - Schedule Of Net Investment In sale Type Lease Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessor, Lease, Description [Line Items]
Net investment in lease payments receivable	¥ 4,909,550	¥ 3,483,308
Current portion	1,881,755	1,294,665
Non-current portion	3,027,795	2,188,643
Factory [Member]
Lessor, Lease, Description [Line Items]
Total minimum lease payments receivable	240,023	0	¥ 0
Unguaranteed residuals	27,736	0	0
Less: Unearned income	(51,541)	0	0
Net investment in lease payments receivable	216,218	0	0
Current portion	11,100	0	0
Non-current portion	¥ 205,118	¥ 0	¥ 0